Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 3.71	£ 15.90	£ 7.84
Dividends	£ 262	£ 1,123	£ 553
First Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 1.95	£ 3.54	£ 4.58
Dividends	£ 138	£ 250	£ 323
Second Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 1.76	£ 9.46	£ 3.26
Dividends	£ 124	£ 668	£ 230
Third Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0	£ 2.90
Dividends	£ 0	£ 205